Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases	Leases
The Company leases clinics, office buildings, and certain equipment under noncancellable financing and operating lease agreements that expire at various dates through November 2031. See Note 2 for a summary of the Company’s policies relating to leases.
The initial terms of operating leases range from 0 to 10 years and certain leases provide for free rent periods, periodic rent increases, and renewal options. Monthly payments for these leases range from $0 to $37. All lease agreements generally require the Company to pay maintenance, repairs, property taxes, and insurance costs, which are generally variable amounts based on actual costs incurred during each applicable period.
Lease Expense
The components of lease expense were as follows for the three and six months ended June 30, 2022:

(in thousands)	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Operating lease costs:	$1,249	$2,416
Finance lease costs:
Amortization of ROU asset	$13	$27
Interest expense	$1	$3
Other lease costs:
Short-term lease costs	$103	$212
Variable lease costs	$222	$427
Operating and other lease costs are presented as part of selling, general, and administrative expenses. The components of finance lease costs appear in depreciation and amortization and interest expense.
Maturity of Lease Liabilities
The aggregate future lease payments for the Company's leases in years subsequent to June 30, 2022 are as follows:

(in thousands)	Operating Leases	Finance Leases
2022	$2,604	$28
2023	4,965	46
2024	4,324	38
2025	3,561	4
2026	2,659	1
Thereafter	3,246	—
Total future lease payment	$21,359	$117

(in thousands)	Operating Leases	Finance Leases
Less: amount representing interest	(2,259)	(6)
Present value of future lease payment (lease liability)	$19,100	$111
Reported as:
Lease liabilities, current	$4,486	$47
Lease liabilities, noncurrent	14,614	64
Total lease liabilities	$19,100	$111
Lease Term and Discount Rate
The following table provides the weighted average remaining lease terms and weighted average discount rates for the Company's leases as of June 30, 2022:

June 30, 2022
Weighted-average remaining lease term (in years)
Operating	4.90
Finance	2.37
Weighted-average discount rate
Operating	4.17%
Finance	4.42%
Supplemental Cash Flow Information
The following table provides certain cash flow and supplemental noncash information related to the Company's lease liabilities for the three and six months ended June 30, 2022.

(in thousands)	Six Months Ended June 30, 2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payment from operating leases	$2,382
Financing cash payments for finance leases	31
Lease liabilities arising from obtaining right-of-use assets:
Operating leases	$20,347
Finance leases	40
Lease Modifications
During the three months ended June 30, 2022, the Company expanded its lease space and extended its lease term for a clinic in California, with a revised end date of April 1, 2029. This expansion and extension constitute a lease modification that qualifies as a change of accounting for the original lease and not a separate contract. Accordingly, in the three months ended June 30, 2022, the Company recognized the difference of $531 as an increase to the operating lease liability, and $531 as an increase to operating lease right-of-use asset. The modification did not affect rent expense.
During the six months ended June 30, 2022, the Company expanded its lease space and extended its lease term for two clinics in California. These expansions and extensions constitute lease modifications that qualify as a change of accounting for the original leases and not separate contracts. Accordingly, in the six months ended June 30, 2022, the Company recognized the difference of $1,306 as an increase to the operating lease liability; $1,213, net of lease incentives, as an increase to operating lease right-of-use asset, and $3 as a decrease to rent expense.

Leases	Leases
The Company leases clinics, office buildings, and certain equipment under noncancellable financing and operating lease agreements that expire at various dates through November 2031. See Note 2 for a summary of the Company’s policies relating to leases.
The initial terms of operating leases range from 0 to 10 years and certain leases provide for free rent periods, periodic rent increases, and renewal options. Monthly payments for these leases range from $0 to $37. All lease agreements generally require the Company to pay maintenance, repairs, property taxes, and insurance costs, which are generally variable amounts based on actual costs incurred during each applicable period.
Lease Expense
The components of lease expense were as follows for the three and six months ended June 30, 2022:

(in thousands)	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Operating lease costs:	$1,249	$2,416
Finance lease costs:
Amortization of ROU asset	$13	$27
Interest expense	$1	$3
Other lease costs:
Short-term lease costs	$103	$212
Variable lease costs	$222	$427
Operating and other lease costs are presented as part of selling, general, and administrative expenses. The components of finance lease costs appear in depreciation and amortization and interest expense.
Maturity of Lease Liabilities
The aggregate future lease payments for the Company's leases in years subsequent to June 30, 2022 are as follows:

(in thousands)	Operating Leases	Finance Leases
2022	$2,604	$28
2023	4,965	46
2024	4,324	38
2025	3,561	4
2026	2,659	1
Thereafter	3,246	—
Total future lease payment	$21,359	$117

(in thousands)	Operating Leases	Finance Leases
Less: amount representing interest	(2,259)	(6)
Present value of future lease payment (lease liability)	$19,100	$111
Reported as:
Lease liabilities, current	$4,486	$47
Lease liabilities, noncurrent	14,614	64
Total lease liabilities	$19,100	$111
Lease Term and Discount Rate
The following table provides the weighted average remaining lease terms and weighted average discount rates for the Company's leases as of June 30, 2022:

June 30, 2022
Weighted-average remaining lease term (in years)
Operating	4.90
Finance	2.37
Weighted-average discount rate
Operating	4.17%
Finance	4.42%
Supplemental Cash Flow Information
The following table provides certain cash flow and supplemental noncash information related to the Company's lease liabilities for the three and six months ended June 30, 2022.

(in thousands)	Six Months Ended June 30, 2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payment from operating leases	$2,382
Financing cash payments for finance leases	31
Lease liabilities arising from obtaining right-of-use assets:
Operating leases	$20,347
Finance leases	40
Lease Modifications
During the three months ended June 30, 2022, the Company expanded its lease space and extended its lease term for a clinic in California, with a revised end date of April 1, 2029. This expansion and extension constitute a lease modification that qualifies as a change of accounting for the original lease and not a separate contract. Accordingly, in the three months ended June 30, 2022, the Company recognized the difference of $531 as an increase to the operating lease liability, and $531 as an increase to operating lease right-of-use asset. The modification did not affect rent expense.
During the six months ended June 30, 2022, the Company expanded its lease space and extended its lease term for two clinics in California. These expansions and extensions constitute lease modifications that qualify as a change of accounting for the original leases and not separate contracts. Accordingly, in the six months ended June 30, 2022, the Company recognized the difference of $1,306 as an increase to the operating lease liability; $1,213, net of lease incentives, as an increase to operating lease right-of-use asset, and $3 as a decrease to rent expense.